SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Principles of Consolidation and Basis of Presentation (Details) - property	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Real Estate Properties [Line Items]
Number of owned properties	469	516
Consolidated properties
Real Estate Properties [Line Items]
Number of owned properties			9	9